Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay versus Performance
The following table sets forth information concerning the compensation of our named executive officers for the fiscal years ended December 31, 2024 and 2023 and certain measures of our financial performance for those years.

Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(2)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers(3)	Average Compensation Actually Paid to Non-PEO Named Executive Officers(4)	Value of Initial Fixed $100 Investment Based on:	Net Income(6) (in thousands)
					Total Shareholder Return(5)
2024	$728,330	$778,021	$297,559	$313,085	$26.39	$9,377
2023	768,531	682,480	288,553	261,663	(7.11)	9,487

(1)
Represents the total compensation of our principal executive officer (“PEO”), Mr. Kleer, as reported in the Summary Compensation Table for each year indicated. Mr. Kleer was the only person who served as our PEO during those years.

(2)
Represents the “compensation actually paid” to Mr. Kleer, as calculated in accordance with Item 402(v) of Regulation S-K. The following table presents the adjustments made to Mr. Kleer’s Summary Compensation Table total for each year to determine his compensation actually paid.

Adjustments to Determine Compensation Actually Paid to PEO	2024	2023
Deduction for amounts reported under the “Stock Awards” column in the Summary Compensation Table	$—	$—
Deduction for amounts reported under the “Option Awards” column in the Summary Compensation Table	—	—
Increase for fair value as of the end of the covered year of awards granted during the covered year that remained outstanding and unvested as of the end of the covered year	—	—
Increase for fair value at the vesting date of awards granted during the covered year that vested during the covered year	—	—
Increase/deduction for the change in fair value from the prior year-end to the end of the covered year of awards granted prior to the covered year that were outstanding and unvested as of the end of the covered year	45,709	(51,942)
Increase/deduction for the change in fair value from the prior year-end to the vesting date of awards granted prior to the covered year that vested during the covered year	3,982	(34,109)
Deduction for the fair value of awards forfeited during the covered year determined as of prior year-end.	—	—
Increase for dividends or other earnings paid on awards during the covered year prior to the vesting date that are not otherwise included in total compensation for the covered year	—	—
Total Adjustments	$49,691	$(86,051)

(3)
Represents the average of the total compensation of each of our non-PEO named executive officers (Messrs. Witte and Weinert), as reported in the Summary Compensation Table for each year indicated. Messrs. Witte and Weinert were our only non-PEO named executive officers for those years.

(4)
Represents the average of the compensation actually paid to our non-PEO named executive officers, as calculated in accordance with Item 402(v) of Regulation S-K. The following table presents the adjustments made to the average of the non-PEO named executive officers’ Summary Compensation Table totals for each year to determine their average compensation actually paid.

Adjustments to Determine Average Compensation Actually Paid to Non-PEO Named Executive Officers	2024	2023
Deduction for Amounts Reported under the “Stock Awards” Column in the Summary Compensation Table	$—	$—
Deduction for Amounts Reported under the “Option Awards” Column in the Summary Compensation Table	—	—
Increase for fair value as of the end of the covered year of awards granted during the covered year that remained outstanding and unvested as of the end of the covered year	—	—
Increase for fair value at the vesting date of awards granted during the covered year that vested during the covered year	—	—
Increase/deduction for the change in fair value from the prior year-end to the end of the covered year of awards granted prior to the covered year that were outstanding and unvested as of the end of the covered year	14,282	(16,230)
Increase/deduction for the change in fair value from the prior year-end to the vesting date of awards granted prior to the covered year that vested during the covered year	1,244	(10,660)
Deduction for the fair value of awards forfeited during the covered year determined as of prior year-end.	—	—
Increase for dividends or other earnings paid on awards during the covered year prior to the vesting date that are not otherwise included in total compensation for the covered year	—	—
Total Adjustments	$15,527	$(26,890)

(5)
Represents the cumulative two-year total return to shareholders of our common stock and assumes that the value of the investment was $100 on December 31, 2022, and that the subsequent dividends were reinvested. The stock price performance included in this column is not necessarily indicative of future stock price performance.

(6)	Represents our reported net income for each year indicated.

Named Executive Officers, Footnote
(1)
Represents the total compensation of our principal executive officer (“PEO”), Mr. Kleer, as reported in the Summary Compensation Table for each year indicated. Mr. Kleer was the only person who served as our PEO during those years.

(3)
Represents the average of the total compensation of each of our non-PEO named executive officers (Messrs. Witte and Weinert), as reported in the Summary Compensation Table for each year indicated. Messrs. Witte and Weinert were our only non-PEO named executive officers for those years.

PEO Total Compensation Amount	$ 728,330	$ 768,531
PEO Actually Paid Compensation Amount	$ 778,021	682,480
Adjustment To PEO Compensation, Footnote
(2)
Represents the “compensation actually paid” to Mr. Kleer, as calculated in accordance with Item 402(v) of Regulation S-K. The following table presents the adjustments made to Mr. Kleer’s Summary Compensation Table total for each year to determine his compensation actually paid.

Adjustments to Determine Compensation Actually Paid to PEO	2024	2023
Deduction for amounts reported under the “Stock Awards” column in the Summary Compensation Table	$—	$—
Deduction for amounts reported under the “Option Awards” column in the Summary Compensation Table	—	—
Increase for fair value as of the end of the covered year of awards granted during the covered year that remained outstanding and unvested as of the end of the covered year	—	—
Increase for fair value at the vesting date of awards granted during the covered year that vested during the covered year	—	—
Increase/deduction for the change in fair value from the prior year-end to the end of the covered year of awards granted prior to the covered year that were outstanding and unvested as of the end of the covered year	45,709	(51,942)
Increase/deduction for the change in fair value from the prior year-end to the vesting date of awards granted prior to the covered year that vested during the covered year	3,982	(34,109)
Deduction for the fair value of awards forfeited during the covered year determined as of prior year-end.	—	—
Increase for dividends or other earnings paid on awards during the covered year prior to the vesting date that are not otherwise included in total compensation for the covered year	—	—
Total Adjustments	$49,691	$(86,051)

Non-PEO NEO Average Total Compensation Amount	$ 297,559	288,553
Non-PEO NEO Average Compensation Actually Paid Amount	$ 313,085	261,663
Adjustment to Non-PEO NEO Compensation Footnote
(4)
Represents the average of the compensation actually paid to our non-PEO named executive officers, as calculated in accordance with Item 402(v) of Regulation S-K. The following table presents the adjustments made to the average of the non-PEO named executive officers’ Summary Compensation Table totals for each year to determine their average compensation actually paid.

Adjustments to Determine Average Compensation Actually Paid to Non-PEO Named Executive Officers	2024	2023
Deduction for Amounts Reported under the “Stock Awards” Column in the Summary Compensation Table	$—	$—
Deduction for Amounts Reported under the “Option Awards” Column in the Summary Compensation Table	—	—
Increase for fair value as of the end of the covered year of awards granted during the covered year that remained outstanding and unvested as of the end of the covered year	—	—
Increase for fair value at the vesting date of awards granted during the covered year that vested during the covered year	—	—
Increase/deduction for the change in fair value from the prior year-end to the end of the covered year of awards granted prior to the covered year that were outstanding and unvested as of the end of the covered year	14,282	(16,230)
Increase/deduction for the change in fair value from the prior year-end to the vesting date of awards granted prior to the covered year that vested during the covered year	1,244	(10,660)
Deduction for the fair value of awards forfeited during the covered year determined as of prior year-end.	—	—
Increase for dividends or other earnings paid on awards during the covered year prior to the vesting date that are not otherwise included in total compensation for the covered year	—	—
Total Adjustments	$15,527	$(26,890)

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Total Shareholder Return Amount	$ 26.39	(7.11)
Net Income (Loss)	$ 9,377,000	$ 9,487,000
PEO Name	Mr. Kleer	Mr. Kleer
PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 49,691	$ (86,051)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	45,709	(51,942)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,982	(34,109)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
PEO | Amounts Reported Under the "Stock Awards" Column in the Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
PEO | Amounts Reported Under the "Option Awards" Column in the Summary Compensation Table [Member}
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	15,527	(26,890)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	14,282	(16,230)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,244	(10,660)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
Non-PEO NEO | Amounts Reported Under the "Stock Awards" Column in the Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
Non-PEO NEO | Amounts Reported Under the "Option Awards" Column in the Summary Compensation Table [Member}
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0